Offerings	Aug. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Senior Notes due 2029
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 699,902,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,656.47
Offering Note	This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement on Form S-3 (File No. 333-286320) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.050% Senior Notes due 2031
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,890,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,034.81
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Senior Notes due 2037
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 398,992,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,100.80
Offering Note	See Note 1.